united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Donoghue Forlines Dividend VIT Fund
Class 1 shares
Class 2 shares

Donoghue Forlines Momentum VIT Fund
Class 1 shares
Class 2 shares

Semi-Annual Report
June 30, 2021

1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

Donoghue Forlines Dividend VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Donoghue Forlines Dividend VIT Fund - Class 1	22.67%	35.62%	2.44%	4.34%	3.70%
S&P 500 Value Total Return Index (b)	14.41%	38.62%	15.41%	12.52%	7.78%
S&P 500 Total Return Index (c)	15.25%	40.79%	17.65%	14.84%	10.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2021 is 2.41% and 2.66% for Class 1 and Class 2 shares, respectively. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) , will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of June 30, 2021 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Value Total Return Index measures the performance of the large-capitalization value sector in the US equity market. It is a subset of the S&P 500 Index and consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. Investors cannot invest directly in an index.

(c)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized US domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2021

Holdings By Investment Types	% of Net Assets
Common Stock	95.4%
Short-Term Investments	2.7%
REITs	1.9%
Other Assets in Excess of Liabilities	0.0	% *
	100.0%
* Less than 0.1%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for the periods ended June 30, 2021, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Donoghue Forlines Momentum VIT Fund - Class 1	24.14%	60.37%	10.59%	9.81%	6.64%
S&P 500 Total Return Index (b)	15.25%	40.79%	17.65%	14.84%	10.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2021, is 1.60% and 1.85% for Class 1 and Class 2 shares, respectively. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund at least until October 31, 2022, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)), will not exceed 2.00% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of June 30, 2021 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized US domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Portfolio Composition as of June 30, 2021

Holdings By Investment Type	% of Net Assets
Common Stock	96.4%
REITs	1.9%
Short-Term Investments	1.1%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.4%
	ADVERTISING & MARKETING - 1.9%
2,693	Omnicom Group, Inc.	$215,413

	AEROSPACE & DEFENSE - 1.9%
1,035	Huntington Ingalls Industries, Inc.	218,126

	ASSET MANAGEMENT - 6.2%
3,862	Apollo Global Management, Inc.	240,217
5,038	Carlyle Group, Inc.	234,167
1,155	T Rowe Price Group, Inc.	228,655
		703,039
	BEVERAGES - 2.0%
1,515	PepsiCo, Inc.	224,478

	BIOTECH & PHARMA - 5.9%
3,376	Bristol-Myers Squibb Company	225,584
1,314	Johnson & Johnson	216,468
5,744	Pfizer, Inc.	224,935
		666,987
	CABLE & SATELLITE - 2.0%
3,885	Comcast Corporation, Class A	221,523

	CHEMICALS - 1.9%
6,157	Chemours Company	214,264

	CONTAINERS & PACKAGING - 1.9%
3,537	International Paper Company	216,853

	DIVERSIFIED INDUSTRIALS - 3.8%
1,101	3M Company	218,692
963	Illinois Tool Works, Inc.	215,288
		433,980
	ELECTRIC UTILITIES - 2.0%
8,703	AES Corporation	226,887

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	ELECTRICAL EQUIPMENT - 2.1%
840	Rockwell Automation, Inc.	$240,257

	ENTERTAINMENT CONTENT - 2.1%
5,170	ViacomCBS, Inc., Class B	233,684

	FOOD - 2.0%
1,290	Hershey Company	224,692

	GAS & WATER UTILITIES - 2.0%
4,280	National Fuel Gas Company	223,630

	HEALTH CARE FACILITIES & SERVICES - 5.8%
2,575	CVS Health Corporation	214,858
1,698	Quest Diagnostics, Inc.	224,085
540	UnitedHealth Group, Inc.	216,238
		655,181
	HOME & OFFICE PRODUCTS - 1.8%
4,025	Leggett & Platt, Inc.	208,535

	HOUSEHOLD PRODUCTS - 1.8%
4,846	Energizer Holdings, Inc.	208,281

	INDUSTRIAL SUPPORT SERVICES - 1.9%
2,366	MSC Industrial Direct Company, Inc., Class A	212,301

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
4,698	Lazard Ltd., Class A	212,584
7,286	Virtu Financial, Inc., Class A	201,312
		413,896
	INSURANCE - 5.8%
1,831	Cincinnati Financial Corporation	213,531
3,484	Mercury General Corporation	226,286
8,478	Old Republic International Corporation	211,187
		651,004

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	LEISURE PRODUCTS - 2.1%
1,700	Polaris, Inc.	$232,832

	OIL & GAS PRODUCERS - 5.9%
26,610	Equitrans Midstream Corporation	226,451
12,013	Kinder Morgan, Inc.	218,997
8,357	Williams Companies, Inc.	221,878
		667,326
	PUBLISHING & BROADCASTING - 3.7%
3,490	John Wiley & Sons, Inc., Class A	210,028
1,452	Nexstar Media Group, Inc., Class A	214,722
		424,750
	RETAIL - DISCRETIONARY - 1.9%
1,696	Genuine Parts Company	214,493

	SEMICONDUCTORS - 5.9%
471	Broadcom, Inc.	224,592
1,409	Microchip Technology, Inc.	210,984
1,174	Texas Instruments, Inc.	225,760
		661,336
	SPECIALTY FINANCE - 5.9%
4,760	Fidelity National Financial, Inc.	206,870
3,801	OneMain Holdings, Inc.	227,717
4,663	Synchrony Financial	226,249
		660,836
	SPECIALTY REIT - 1.9%
5,136	Iron Mountain, Inc.	217,356

	TECHNOLOGY HARDWARE - 2.0%
4,209	Cisco Systems, Inc.	223,077

	TECHNOLOGY SERVICES - 2.0%
1,551	International Business Machines Corporation	227,361

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	TELECOMMUNICATIONS - 1.9%
16,098	Lumen Technologies, Inc.	$218,772

	TRANSPORTATION & LOGISTICS - 1.8%
2,716	Ryder System, Inc.	201,880

	TRANSPORTATION EQUIPMENT - 1.9%
5,273	Allison Transmission Holdings, Inc.	209,549

	TOTAL COMMON STOCKS (Cost $10,103,753)	10,772,579

	REITS — 1.9%
	SPECIALTY FINANCE - 1.9%
23,897	Annaly Capital Management, Inc.	212,205

	TOTAL REITS (Cost $225,349)	212,205

	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
10	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	10
299,077	Goldman Sachs Financial Square Government Fund, Class FST, 0.03%(a)	299,077

	TOTAL SHORT-TERM INVESTMENTS (Cost $299,087)	299,087

	TOTAL INVESTMENTS - 100.0% (Cost $10,628,189)	$11,283,871
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0% (b)	4,115
	NET ASSETS - 100.0%	$11,287,986

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021

(b)	Less than 0.1%

See accompanying notes which are an integral part of these financial statements.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.4%
	ADVERTISING & MARKETING - 1.9%
44,603	Interpublic Group of Companies, Inc.	$1,449,151

	ASSET MANAGEMENT - 3.8%
10,080	LPL Financial Holdings, Inc.	1,360,598
7,833	T Rowe Price Group, Inc.	1,550,699
		2,911,297
	AUTOMOTIVE - 2.0%
102,932	Ford Motor Company(a)	1,529,570

	CABLE & SATELLITE - 2.0%
26,056	Comcast Corporation, Class A	1,485,713

	CHEMICALS - 3.8%
6,793	Avery Dennison Corporation	1,428,160
41,871	Chemours Company	1,457,111
		2,885,271
	ELECTRIC UTILITIES - 2.0%
59,059	AES Corporation	1,539,668

	ELECTRICAL EQUIPMENT - 2.0%
19,073	Trimble, Inc.(a)	1,560,744

	FOOD - 2.0%
8,587	Hershey Company	1,495,684

	HEALTH CARE FACILITIES & SERVICES - 6.0%
4,377	Charles River Laboratories International, Inc.(a)	1,619,140
6,173	IQVIA Holdings, Inc.(a)	1,495,841
5,374	Laboratory Corp of America Holdings(a)	1,482,418
		4,597,399
	HOME & OFFICE PRODUCTS - 3.7%
27,334	Leggett & Platt, Inc.	1,416,174
52,380	Newell Brands, Inc.	1,438,878
		2,855,052

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	HOUSEHOLD PRODUCTS - 3.9%
4,866	Estee Lauder Companies, Inc., Class A	$1,547,777
16,826	Spectrum Brands Holdings, Inc.	1,430,883
		2,978,660
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
10,203	Evercore, Inc., Class A	1,436,276

	INSURANCE - 3.8%
5,147	Berkshire Hathaway, Inc., Class B(a)	1,430,454
12,305	Cincinnati Financial Corporation	1,435,009
		2,865,463
	LEISURE PRODUCTS - 1.9%
70,250	Mattel, Inc.(a)	1,412,025

	MACHINERY - 3.8%
4,122	Deere & Company	1,453,871
13,318	Toro Company	1,463,381
		2,917,252
	MEDICAL EQUIPMENT & DEVICES - 6.4%
10,763	Agilent Technologies, Inc.	1,590,879
21,151	Bruker Corporation	1,607,053
2,642	IDEXX Laboratories, Inc.(a)	1,668,555
		4,866,487
	MORTGAGE FINANCE - 1.8%
80,429	AGNC Investment Corporation	1,358,446

	OIL & GAS PRODUCERS - 2.0%
17,608	Cheniere Energy, Inc.(a)	1,527,318

	PUBLISHING & BROADCASTING - 3.8%
55,490	News Corporation, Class A	1,429,977
9,807	Nexstar Media Group, Inc., Class A	1,450,260
		2,880,237

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	RETAIL - CONSUMER STAPLES - 2.1%
6,536	Target Corporation	$1,580,013

	RETAIL - DISCRETIONARY - 1.8%
14,713	AutoNation, Inc.(a)	1,394,940

	SEMICONDUCTORS - 12.0%
10,833	Applied Materials, Inc.	1,542,619
3,152	Broadcom, Inc.	1,503,000
4,735	KLA Corporation	1,535,134
2,311	Lam Research Corporation	1,503,768
11,238	Teradyne, Inc.	1,505,442
7,874	Texas Instruments, Inc.	1,514,170
		9,104,133
	SOFTWARE - 6.3%
6,633	Crowdstrike Holdings, Inc., Class A(a)	1,666,939
6,772	Fortinet, Inc.(a)	1,613,023
30,906	Teradata Corporation(a)	1,544,373
		4,824,335
	SPECIALTY FINANCE - 4.0%
12,936	Discover Financial Services	1,530,199
31,863	Synchrony Financial	1,545,994
		3,076,193
	TECHNOLOGY HARDWARE - 3.9%
31,043	NCR Corporation(a)	1,415,871
3,002	Zebra Technologies Corporation, Class A(a)	1,589,529
		3,005,400
	TECHNOLOGY SERVICES - 4.1%
5,272	Accenture plc, Class A	1,554,133
3,076	EPAM Systems, Inc.(a)	1,571,713
		3,125,846
	TRANSPORTATION & LOGISTICS - 3.7%
18,412	Ryder System, Inc.	1,368,564
6,939	United Parcel Service, Inc., Class B	1,443,104
		2,811,668

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TOTAL COMMON STOCKS (Cost $69,902,267)	$73,474,241

	REITS — 1.9%
	SPECIALTY FINANCE - 1.9%
160,036	Annaly Capital Management, Inc.	1,421,120

	TOTAL REITS (Cost $1,509,139)	1,421,120

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
129	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(b)	129
75	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	75
806,806	Goldman Sachs Financial Square Government Fund, Class FST, 0.03%(b)	806,806

	TOTAL SHORT-TERM INVESTMENTS (Cost $807,010)	807,010

	TOTAL INVESTMENTS - 99.4% (Cost $72,218,416)	$75,702,371
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	440,273
	NET ASSETS - 100.0%	$76,142,644

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes which are an integral part of these financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
ASSETS
Investment securities:
At cost	$10,628,189	$72,218,416
At value	$11,283,871	$75,702,371
Dividends and interest receivable	22,765	98,037
Receivable for Fund shares sold	—	437,195
Prepaid expenses and other assets	2,712	3,156
TOTAL ASSETS	11,309,348	76,240,759

LIABILITIES
Investment advisory fees payable	7,089	62,550
Payable for Fund shares repurchased	154	—
Payable to related parties	3,440	5,444
Distribution (12b-1) fees payable	2,381	15,638
Accrued expenses and other liabilities	8,298	14,483
TOTAL LIABILITIES	21,362	98,115
NET ASSETS	$11,287,986	$76,142,644

COMPOSITION OF NET ASSETS:
Paid in capital	$16,054,591	$63,201,266
Accumulated income (losses)	(4,766,605)	12,941,378
NET ASSETS	$11,287,986	$76,142,644

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$11,287,986	$76,142,644
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	712,008	2,419,713
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$15.85	$31.47

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

	Donoghue Forlines	Donoghue Forlines
	Dividend VIT Fund	Momentum VIT Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, and $1,193, respectively)	$194,077	$481,302
Interest	33	195
Securities Lending Income	37	127
TOTAL INVESTMENT INCOME	194,147	481,624

EXPENSES
Investment advisory fees	54,821	364,184
Distribution (12b-1) fees
Class 1	13,705	91,046
Accounting services fees	12,495	14,318
Administration fees	11,839	40,264
Audit fees	9,202	9,485
Legal fees	6,122	5,886
Trustees’ fees and expenses	5,573	5,625
Compliance officer fees	2,751	6,730
Custodian fees	2,596	3,467
Transfer agent fees	2,001	5,488
Printing and postage expenses	1,267	5,301
Insurance expense	308	744
Other expenses	421	518
TOTAL EXPENSES	123,101	553,056
Less: Fees waived/reimbursed by the advisor	(13,395)	—
NET EXPENSES	109,706	553,056

NET INVESTMENT INCOME (LOSS)	84,441	(71,432)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,708,334	14,348,736
Net change in unrealized appreciation on investments	411,603	970,078
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,119,937	15,318,814

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,204,378	$15,247,382

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
FROM OPERATIONS	(Unaudited)
Net investment income	$84,441	$149,422
Net realized gain (loss) from security transactions	1,708,334	(2,186,519)
Net change in unrealized appreciation (depreciation) on investments	411,603	(190,116)
Net increase (decrease) in net assets resulting from operations	2,204,378	(2,227,213)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(77,329)	(547,054)
Total distributions to shareholders	(77,329)	(547,054)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	223,170	754,115
Reinvestment of distributions
Class 1	77,329	547,054
Payments for shares redeemed
Class 1	(1,193,744)	(11,257,776)
Net decrease in net assets resulting from shares of beneficial interest	(893,245)	(9,956,607)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,233,804	(12,730,874)

NET ASSETS
Beginning of Period	10,054,182	22,785,056
End of Period	$11,287,986	$10,054,182

SHARE ACTIVITY
Class 1:
Shares Sold	14,188	60,523
Shares Reinvested	5,024	47,440
Shares Redeemed	(79,862)	(864,876)
Net decrease in shares of beneficial interest outstanding	(60,650)	(756,913)

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
FROM OPERATIONS	(Unaudited)
Net investment loss	$(71,432)	$(118,266)
Net realized gain (loss) from security transactions	14,348,736	(4,848,461)
Net change in unrealized appreciation on investments	970,078	2,501,520
Net increase (decrease) in net assets resulting from operations	15,247,382	(2,465,207)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(5,175,717)
Total distributions to shareholders	—	(5,175,717)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	4,133,887	678,861
Reinvestment of distributions
Class 1	—	5,175,717
Payments for shares redeemed
Class 1	(7,377,566)	(9,162,775)
Net decrease in net assets resulting from shares of beneficial interest	(3,243,679)	(3,308,197)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,003,703	(10,949,121)

NET ASSETS
Beginning of Period	64,138,941	75,088,062
End of Period	$76,142,644	$64,138,941

SHARE ACTIVITY
Class 1:
Shares Sold	140,901	28,314
Shares Reinvested	—	226,906
Shares Redeemed	(251,028)	(392,718)
Net decrease in shares of beneficial interest outstanding	(110,127)	(137,498)

See accompanying notes to financial statements.

Donoghue Forlines Dividend VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class 1
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	June 30, 2021		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019		December 31, 2018	December 31, 2017 *	December 31, 2016
Net asset value, beginning of period/year	$13.01		$14.90	$15.56		$17.29	$15.82	$15.86

Activity from investment operations:
Net investment income (1)	0.11		0.17	0.26		0.41	0.36	0.29
Net realized and unrealized gain (loss) on investments	2.84		(1.35)	(0.71)		(1.78)	1.35	(0.18)
Total from investment operations	2.95		(1.18)	(0.45)		(1.37)	1.71	0.11

Less distributions from:
Net investment income	(0.11)		(0.71)	(0.21)		(0.30)	(0.24)	(0.15)
Net realized gains	—		—	—		(0.06)	—	—
Total distributions	(0.11)		(0.71)	(0.21)		(0.36)	(0.24)	(0.15)

Net asset value, end of period/year	$15.85		$13.01	$14.90		$15.56	$17.29	$15.82

Total return (2)	22.67	% (6)	(7.25)%	(2.84)%		(8.02)%	10.89%	0.67%

Net assets, at end of period/year (000s)	$11,288		$10,054	$22,785		$31,865	$23,252	$15,043

Ratio of gross expenses to average net assets before waiver (3,8)	2.24	% (7)	2.38%	1.74%		1.80%	1.95%	1.41%
Ratio of net expenses to average net assets after waiver (3,8)	2.00	% (7)	2.02%	1.53	% (5)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets before waivers (3,4,8)	1.30	% (7)	0.98%	1.54%		1.96%	1.50%	1.71%
Ratio of net investment income to average net assets after waivers (3,4,8)	1.54	% (7)	1.34%	1.75%		2.51%	2.20%	1.87%
Portfolio Turnover Rate	118	% (6)	303%	495%		322%	197%	166%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the Advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Not annualized.

(7)	Annualized.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	2.24	% (7)	2.36%	1.74%	1.80%	1.95%	1.41%
Net expenses to average net assets	2.00	% (7)	2.00%	1.53%	1.25%	1.25%	1.25%
Net investment income to average net assets before waivers	0.64	% (7)	1.00%	1.54%	1.96%	1.50%	1.71%
Net investment income to average net assets after waivers	1.54	% (7)	1.36%	1.75%	2.51%	2.20%	1.87%

See accompanying notes to financial statements.

Donoghue Forlines Momentum VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class 1
	For the
	Six Months Ended		For the	For the		For the		For the		For the
	June 30, 2021		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2020	December 31, 2019		December 31, 2018		December 31, 2017 *		December 31, 2016
Net asset value, beginning of period/year	$25.35		$28.15	$26.30		$33.82		$28.51		$27.13

Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.05)	0.04		0.25		0.10		0.36
Net realized and unrealized gain (loss) on investments	6.15		(0.54)	2.03		(2.02)		5.85		1.10
Total from investment operations	6.12		(0.59)	2.07		(1.77)		5.95		1.46

Less distributions from:
Net investment income	—		(0.04)	(0.22)		(0.11)		(0.43)		(0.08)
Net realized gains	—		(2.17)	—		(5.64)		(0.21)		—
Total distributions	—		(2.21)	(0.22)		(5.75)		(0.64)		(0.08)

Net asset value, end of period/year	$31.47		$25.35	$28.15		$26.30		$33.82		$28.51

Total return	24.14	% (6)	(1.20)%	7.87	% (2)	(2.66	)% (2)	20.93	% (2)	5.39	% (2)

Net assets, at end of period/year (000s)	$76,143		$64,139	$75,088		$77,657		$82,133		$77,116

Ratio of gross expenses to average net assets before waiver (3)	1.52	% (7)	1.57%	1.49%		1.50%		1.49%		1.21%
Ratio of net expenses to average net assets after waiver (3)	1.52	% (7)	1.57%	1.31	% (5)	1.15%		1.19%		1.21%
Ratio of net investment income (loss) to average net assets before waivers (3,4)	(0.20	)% (7)	(0.20)%	(0.04)%		0.40%		0.01%		1.33%
Ratio of net investment income (loss) to average net assets after waivers (3,4)	(0.20	)% (7)	(0.20)%	0.13%		0.75%		0.31%		1.33%
Portfolio Turnover Rate	179	% (6)	477%	526%		458%		506%		141%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Effective June 1, 2019, the advisor agreed to waive expenses greater than 2.00% per annum of the Fund’s average daily net assets. Prior to June 1, 2019, the advisor waived expenses over 1.25% per annum of the Fund’s average daily net assets.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

The Donoghue Forlines Dividend VIT Fund (formerly the Power Dividend Index VIT Fund, , which was formerly the JNF SSgA Tactical Allocation Portfolio, which was formerly known as the JNF Balanced Portfolio, and the Donoghue Forlines Momentum VIT Fund (formerly the Power Momentum Index VIT Fund, which was formerly known as the JNF SSgA Sector Rotation Portfolio, which was formerly known as the JNF Equity Portfolio (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts owns approximately 92% of the shares offered by the Donoghue Forlines Dividend VIT Fund, and 100% of the shares offered by the Donoghue Forlines Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2021 Class 2 shares of the Donoghue Forlines Dividend VIT Fund and Donoghue Forlines Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective

Donoghue Forlines Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum VIT Fund	Capital growth with a secondary objective of generating income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Funds’ investments measured at fair value:

Donoghue Forlines Dividend VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,772,579	$—	$—	$10,772,579
REITS	212,205	—	—	212,205
Money Market Funds	299,087	—	—	299,087
Total	$11,283,871	$—	$—	$11,283,871

Donoghue Forlines Momentum VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$73,474,241	$—	$—	$73,474,241
REITS	1,421,120	—	—	1,421,120
Money Market Funds	807,010	—	—	807,010
Total	$75,702,371	$—	$—	$75,702,371

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Donoghue Forlines Dividend VIT Fund	Quarterly	Annually
Donoghue Forlines Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 to December 31, 2020, or expected to be taken in the Fund’s December 31, 2021 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Donoghue Forlines Dividend VIT Fund	$12,545,224	$13,549,410
Donoghue Forlines Momentum VIT Fund	126,986,716	130,458,335

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2021, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Donoghue Forlines Dividend VIT Fund	$54,821
Donoghue Forlines Momentum VIT Fund	364,184

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2022 for the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements change to: (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) for Donoghue Forlines Dividend VIT Fund, and Donoghue Forlines Momentum VIT Fund do not exceed 2.00% and 2.50%, of the Funds’ average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2021, the Advisor waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Donoghue Forlines Dividend VIT Fund	$13,395

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through December 31 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2021	December 31, 2022	December 31, 2023	Total
Donoghue Forlines Dividend VIT Fund	$54,956	$10,297	$40,282	$105,535
Donoghue Forlines Momentum VIT Fund	$—	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2021, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

For the six months ended June 30, 2021, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
Donoghue Forlines Dividend VIT Fund	$13,705
Donoghue Forlines Momentum VIT Fund	91,046

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

As of June 30, 2021, the Funds did not have any securities on loan.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Donoghue Forlines Dividend VIT Fund	$10,637,507	$776,387	$(130,023)	$646,364
Donoghue Forlines Momentum VIT Fund	72,220,779	4,665,649	(1,184,057)	3,481,592

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2020 and December 31, 2019 was as follows:

	For the year ended December 31, 2020
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Dividend VIT Fund	$547,054	$—	$—	$547,054
Donoghue Forlines Momentum VIT Fund	5,175,717	—	—	5,175,717

	For the year ended December 31, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Dividend VIT Fund	$455,157	$—	$—	$455,157
Donoghue Forlines Momentum VIT Fund	582,215	—	—	582,215

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

As of December 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Post October	Capital Loss	Unrealized	Total
	Ordinary	Loss and	Carry	Appreciation/	Accumulated
Fund	Income	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Dividend VIT Fund	$122,366	$—	$(7,250,781)	$234,761	$(6,893,654)

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

At December 31, 2020, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Dividend VIT Fund	$6,056,746	$1,194,035	$7,250,781	$—
Donoghue Forlines Momentum VIT Fund	4,817,518	—	4,817,518	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Portfolios for the fiscal year ended December 31, 2020 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Dividend VIT Fund	$—	$—
Donoghue Forlines Momentum VIT Fund	(148,149)	148,149

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Advisor.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Donoghue Forlines Dividend VIT Fund	91.87%
Jefferson National Life Insurance Co.	Donoghue Forlines Momentum VIT Fund	100.00%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines VIT Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of one or both of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Funds’ expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)
	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 1/1/21	6/30/21	Period*	6/30/21	Period
Donoghue Forlines Dividend VIT Fund Class 1	2.00%	$1,000.00	$1,226.70	$11.04	$1,014.88	$9.99
Donoghue Forlines Momentum VIT Fund Class 1	1.52%	$1,000.00	$1,241.40	$8.45	$1,017.26	$7.60

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Donoghue Forlines VIT Funds
Supplement Information (Unaudited)
June 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place Suite 310
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

DONOGHUEVIT-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/3/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/3/21